LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2022
LONG-TERM DEPOSITS
LONG-TERM DEPOSITS
9.	LONG-TERM DEPOSITS
Long-term deposits balance as of December 31, 2021 and 2022 is denominated in RMB.